Non-controlling Interests (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Non-controlling interests [Line Items]
Current assets	$ 1,661,948,432	$ 1,091,372,374
Total non-current assets	1,933,130,547	1,755,378,263
Current liabilities	797,152,420	781,115,264
Non-current liabilities	1,361,957,506	640,120,070
Dividends paid	16,332,005	12,191,624
Non-controlling interests [member]
Disclosure of Non-controlling interests [Line Items]
Current assets	1,429,689,242	1,271,667,358
Total non-current assets	1,209,385,218	1,122,289,748
Current liabilities	839,988,973	695,152,024
Non-current liabilities	$ 227,512,697	$ 224,560,856